Current and long-term debt - BCFL Lease Financing (Details) - BCFL Lease Financing (MRs and LR2) [Member]	6 Months Ended
	Jun. 30, 2020	Apr. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings instrument term	3 years
Finance lease daily rate per vessel		$ 1,910
MR [Member] | Ships to be installed with scrubbers [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels	5
Increase lease financing		$ 1,900,000
LR2 [Member] | Ships to be installed with scrubbers [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels		3